UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22294

Western Asset Investment Grade Defined Opportunity Trust Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-777-0102

Date of fiscal year end: November 30

Date of reporting period: August 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET INVESTMENT GRADE

DEFINED OPPORTUNITY TRUST INC.

FORM N-Q

AUGUST 31, 2016

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
CORPORATE BONDS & NOTES - 92.0%
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.2%
ZF North America Capital Inc., Senior Notes	4.750%	4/29/25	$390,000	$415,350	(a)

Automobiles - 2.2%
Ford Motor Co., Senior Bonds	9.215%	9/15/21	1,140,000	1,470,926
Ford Motor Credit Co., LLC, Senior Notes	8.125%	1/15/20	640,000	758,820
General Motors Co., Senior Notes	4.875%	10/2/23	430,000	469,844
General Motors Co., Senior Notes	6.600%	4/1/36	290,000	358,663
General Motors Co., Senior Notes	5.200%	4/1/45	490,000	523,705
General Motors Co., Senior Notes	6.750%	4/1/46	1,020,000	1,313,900

Total Automobiles				4,895,858

Hotels, Restaurants & Leisure - 0.5%
GLP Capital LP/GLP Financing II Inc., Senior Notes	5.375%	4/15/26	280,000	306,600
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., Senior Notes	5.625%	10/15/21	170,000	175,902
McDonald’s Corp., Senior Notes	4.700%	12/9/35	260,000	299,261
McDonald’s Corp., Senior Notes	4.875%	12/9/45	370,000	439,545

Total Hotels, Restaurants & Leisure				1,221,308

Household Durables - 0.3%
Newell Brands Inc., Senior Notes	5.500%	4/1/46	600,000	744,975

Media - 7.5%
21st Century Fox America Inc., Senior Notes	6.650%	11/15/37	2,400,000	3,226,114
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.384%	10/23/35	180,000	215,849	(a)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	6.484%	10/23/45	420,000	518,021	(a)
Comcast Corp., Bonds	6.400%	5/15/38	2,500,000	3,522,377
Comcast Corp., Senior Notes	5.700%	7/1/19	1,500,000	1,681,531
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,250,000	1,396,875
Time Warner Cable Inc., Debentures	7.300%	7/1/38	160,000	208,450
Time Warner Cable Inc., Senior Bonds	6.550%	5/1/37	370,000	447,861
Time Warner Cable Inc., Senior Notes	8.750%	2/14/19	1,390,000	1,616,185
Time Warner Cable Inc., Senior Notes	5.500%	9/1/41	200,000	217,986
Time Warner Entertainment Co., LP, Senior Notes	8.375%	7/15/33	370,000	507,091
Time Warner Inc., Senior Notes	4.900%	6/15/42	250,000	283,053
UBM PLC, Notes	5.750%	11/3/20	740,000	808,537	(a)
Viacom Inc., Senior Debentures	5.250%	4/1/44	120,000	123,412
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	2,000,000	2,140,000	(a)
WPP Finance 2010, Senior Notes	5.625%	11/15/43	260,000	313,439

Total Media				17,226,781

Multiline Retail - 0.2%
Nordstrom Inc., Senior Notes	5.000%	1/15/44	420,000	443,388

Specialty Retail - 0.1%
American Greetings Corp., Senior Notes	7.375%	12/1/21	280,000	293,300

TOTAL CONSUMER DISCRETIONARY				25,240,960

CONSUMER STAPLES - 3.8%
Beverages - 0.8%
Anheuser-Busch InBev Worldwide Inc., Senior Notes	7.750%	1/15/19	450,000	513,930
Constellation Brands Inc., Senior Notes	4.250%	5/1/23	140,000	150,062
Pernod-Ricard SA, Senior Notes	5.500%	1/15/42	960,000	1,187,276	(a)

Total Beverages				1,851,268

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Food & Staples Retailing - 0.3%
CVS Health Corp., Senior Notes	5.125%	7/20/45	$540,000	$676,082

Food Products - 0.7%
Kraft Heinz Foods Co., Senior Notes	5.000%	7/15/35	110,000	129,930
Kraft Heinz Foods Co., Senior Notes	5.000%	6/4/42	280,000	324,228
Kraft Heinz Foods Co., Senior Notes	5.200%	7/15/45	420,000	506,255
Kraft Heinz Foods Co., Senior Notes	4.375%	6/1/46	500,000	543,168

Total Food Products				1,503,581

Tobacco - 2.0%
Altria Group Inc., Senior Notes	9.250%	8/6/19	1,000,000	1,222,237
Altria Group Inc., Senior Notes	9.950%	11/10/38	430,000	784,964
Altria Group Inc., Senior Notes	10.200%	2/6/39	280,000	523,304
Reynolds American Inc., Senior Notes	8.125%	5/1/40	470,000	680,117
Reynolds American Inc., Senior Notes	7.000%	8/4/41	510,000	665,848
Reynolds American Inc., Senior Notes	5.850%	8/15/45	520,000	678,920

Total Tobacco				4,555,390

TOTAL CONSUMER STAPLES				8,586,321

ENERGY - 13.0%
Energy Equipment & Services - 0.5%
ENSCO International Inc., Senior Bonds	7.200%	11/15/27	200,000	159,000
Ensco PLC, Senior Notes	5.200%	3/15/25	790,000	570,775
Halliburton Co., Senior Notes	5.000%	11/15/45	330,000	364,757
Pride International Inc., Senior Notes	7.875%	8/15/40	150,000	111,375

Total Energy Equipment & Services				1,205,907

Oil, Gas & Consumable Fuels - 12.5%
Anadarko Petroleum Corp., Senior Notes	4.850%	3/15/21	750,000	799,216
Anadarko Petroleum Corp., Senior Notes	5.550%	3/15/26	750,000	830,967
Apache Corp., Senior Notes	6.000%	1/15/37	150,000	172,911
Apache Corp., Senior Notes	5.100%	9/1/40	280,000	293,164
Apache Corp., Senior Notes	5.250%	2/1/42	160,000	170,208
Apache Corp., Senior Notes	4.750%	4/15/43	670,000	696,667
ConocoPhillips, Notes	6.500%	2/1/39	1,500,000	1,977,047
Devon Energy Corp., Senior Notes	5.850%	12/15/25	560,000	630,372
Devon Energy Corp., Senior Notes	5.600%	7/15/41	20,000	20,060
Devon Energy Corp., Senior Notes	5.000%	6/15/45	430,000	413,987
Devon Financing Co., LLC, Debentures	7.875%	9/30/31	1,080,000	1,328,377
Ecopetrol SA, Senior Notes	5.875%	5/28/45	754,000	709,514
Energy Transfer Equity LP, Senior Notes	7.500%	10/15/20	420,000	462,000
EOG Resources Inc., Senior Notes	6.875%	10/1/18	800,000	881,427
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas Inc., Senior Notes	6.500%	11/15/20	32,000	32,240
Hess Corp., Notes	8.125%	2/15/19	1,400,000	1,583,204
Hess Corp., Notes	7.875%	10/1/29	440,000	536,277
Hess Corp., Senior Bonds	6.000%	1/15/40	520,000	544,648
Kerr-McGee Corp., Notes	6.950%	7/1/24	1,320,000	1,546,892
Kerr-McGee Corp., Notes	7.875%	9/15/31	710,000	861,999
Kinder Morgan Energy Partners LP, Senior Notes	5.950%	2/15/18	800,000	843,834
LUKOIL International Finance BV, Senior Notes	4.563%	4/24/23	940,000	972,319	(a)
MEG Energy Corp., Senior Notes	6.375%	1/30/23	280,000	219,800	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	620,000	502,200	(a)
Noble Energy Inc., Senior Notes	6.000%	3/1/41	660,000	721,774
Noble Energy Inc., Senior Notes	5.250%	11/15/43	240,000	243,288
Petroleos Mexicanos, Senior Bonds	6.625%	6/15/35	1,000,000	1,087,700
Petroleos Mexicanos, Senior Notes	5.500%	1/21/21	250,000	270,063
Petroleos Mexicanos, Senior Notes	6.875%	8/4/26	730,000	850,450	(a)
Petroleos Mexicanos, Senior Notes	6.375%	1/23/45	80,000	84,648
Schlumberger Holdings Corp., Senior Notes	4.000%	12/21/25	710,000	776,308	(a)
Sunoco Logistics Partners Operations LP, Senior Notes	3.900%	7/15/26	630,000	636,500

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - (continued)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	7.850%	2/1/26	$760,000	$984,762	(a)
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	5.400%	8/15/41	10,000	10,778
Transcontinental Gas Pipe Line Co., LLC, Senior Notes	4.450%	8/1/42	860,000	833,590
Valero Energy Corp., Senior Notes	9.375%	3/15/19	700,000	828,664
Western Gas Partners LP, Senior Notes	4.650%	7/1/26	1,060,000	1,097,999
Williams Cos. Inc., Senior Notes	7.875%	9/1/21	952,000	1,113,840
Williams Cos. Inc., Senior Notes	4.550%	6/24/24	1,130,000	1,161,075
Williams Cos. Inc., Senior Notes	7.750%	6/15/31	62,000	71,920
Williams Cos. Inc., Senior Notes	8.750%	3/15/32	148,000	183,520
Williams Partners LP, Senior Notes	5.250%	3/15/20	460,000	495,569

Total Oil, Gas & Consumable Fuels				28,481,778

TOTAL ENERGY				29,687,685

FINANCIALS - 31.7%
Banks - 16.3%
Banco Nacional de Costa Rica, Senior Notes	5.875%	4/25/21	500,000	525,125	(a)
Bank of America Corp., Junior Subordinated Bonds	6.100%	3/17/25	650,000	684,125	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.250%	9/5/24	970,000	1,019,712	(b)(c)
Bank of America Corp., Junior Subordinated Notes	6.500%	10/23/24	400,000	436,540	(b)(c)
Bank of America Corp., Notes	6.875%	4/25/18	990,000	1,073,625
Bank of America Corp., Senior Notes	7.625%	6/1/19	2,760,000	3,174,185
Bank of America Corp., Senior Notes	5.875%	2/7/42	1,340,000	1,775,893
Bank of America Corp., Subordinated Notes	7.750%	5/14/38	670,000	991,936
Barclays Bank PLC, Subordinated Notes	7.625%	11/21/22	830,000	933,646
BNP Paribas SA, Junior Subordinated Notes	7.625%	3/30/21	240,000	252,960	(a)(b)(c)
BNP Paribas SA, Junior Subordinated Notes	7.375%	8/19/25	1,870,000	1,905,062	(a)(b)(c)
CIT Group Inc., Secured Notes	6.625%	4/1/18	480,000	512,640	(a)
CIT Group Inc., Senior Notes	5.000%	8/1/23	350,000	371,875
Citigroup Inc., Junior Subordinated Bonds	6.300%	5/15/24	1,350,000	1,398,937	(b)(c)
Citigroup Inc., Junior Subordinated Bonds	6.250%	8/15/26	1,100,000	1,189,375	(b)(c)
Citigroup Inc., Senior Notes	8.125%	7/15/39	752,000	1,191,455
Citigroup Inc., Subordinated Notes	4.600%	3/9/26	490,000	528,002
Citigroup Inc., Subordinated Notes	4.125%	7/25/28	390,000	397,824
Citigroup Inc., Subordinated Notes	6.675%	9/13/43	630,000	851,689
Cooperatieve Rabobank U.A., Subordinated Notes	5.750%	12/1/43	750,000	936,828
Credit Agricole SA, Junior Subordinated Notes	8.375%	10/13/19	500,000	567,600	(a)(b)(c)
Credit Agricole SA, Junior Subordinated Notes	8.125%	12/23/25	1,370,000	1,475,956	(a)(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	9/17/24	800,000	792,000	(b)(c)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	200,000	200,000	(b)(c)
JPMorgan Chase & Co., Junior Subordinated Bonds	6.000%	8/1/23	700,000	739,690	(b)(c)
JPMorgan Chase & Co., Senior Notes	6.400%	5/15/38	1,500,000	2,099,473
JPMorgan Chase & Co., Subordinated Notes	5.625%	8/16/43	760,000	953,981
JPMorgan Chase & Co., Subordinated Notes	4.950%	6/1/45	150,000	173,987
Lloyds Banking Group PLC, Junior Subordinated Bonds	7.500%	6/27/24	820,000	835,375	(b)(c)
M&T Bank Corp., Junior Subordinated Bonds	6.875%	10/3/16	1,060,000	1,069,275	(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Bonds	7.648%	9/30/31	710,000	855,550	(b)(c)
Royal Bank of Scotland Group PLC, Junior Subordinated Notes	8.625%	8/15/21	950,000	970,187	(b)(c)
Royal Bank of Scotland Group PLC, Subordinated Notes	6.100%	6/10/23	840,000	893,706
Royal Bank of Scotland Group PLC, Subordinated Notes	6.000%	12/19/23	150,000	158,995
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	820,000	923,673

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Banks - (continued)
Standard Chartered PLC, Subordinated Notes	5.700%	3/26/44	$410,000	$458,962	(a)
Wachovia Capital Trust III, Junior Subordinated Bonds	5.570%	10/3/16	410,000	412,819	(b)(c)
Wachovia Corp., Senior Notes	5.750%	2/1/18	3,180,000	3,378,216
Wells Fargo & Co., Junior Subordinated Bonds	5.875%	6/15/25	140,000	154,798	(b)(c)

Total Banks				37,265,677

Capital Markets - 7.5%
Bear Stearns Cos. LLC, Senior Notes	7.250%	2/1/18	1,570,000	1,695,868
CME Group Inc., Senior Notes	5.300%	9/15/43	750,000	1,002,817
Goldman Sachs Group Inc., Senior Notes	5.950%	1/18/18	4,250,000	4,506,020
Goldman Sachs Group Inc., Senior Notes	7.500%	2/15/19	500,000	569,789
Goldman Sachs Group Inc., Senior Notes	6.250%	2/1/41	2,550,000	3,386,033
Goldman Sachs Group Inc., Subordinated Notes	5.150%	5/22/45	70,000	77,368
KKR Group Finance Co. III LLC, Senior Bonds	5.125%	6/1/44	1,300,000	1,355,038	(a)
Morgan Stanley, Medium-Term Notes	6.625%	4/1/18	1,750,000	1,887,811
Morgan Stanley, Senior Notes	5.500%	1/26/20	1,950,000	2,171,243
Morgan Stanley, Senior Notes	6.375%	7/24/42	140,000	192,854
UBS AG Stamford CT, Subordinated Notes	7.625%	8/17/22	330,000	387,453

Total Capital Markets				17,232,294

Consumer Finance - 1.7%
HSBC Finance Corp., Senior Notes	6.676%	1/15/21	1,620,000	1,871,358
Navient Corp., Senior Notes	7.250%	1/25/22	1,430,000	1,490,775
Navient Corp., Senior Notes	6.125%	3/25/24	480,000	463,200

Total Consumer Finance				3,825,333

Diversified Financial Services - 2.2%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	150,000	158,063	(a)
Blackstone Holdings Finance Co., LLC, Senior Notes	4.450%	7/15/45	310,000	323,628	(a)
Carlyle Holdings II Finance LLC, Senior Secured Notes	5.625%	3/30/43	360,000	405,234	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	3.980%	12/21/65	800,000	640,800	(a)(b)
International Lease Finance Corp., Senior Notes	8.875%	9/1/17	810,000	863,662
International Lease Finance Corp., Senior Notes	6.250%	5/15/19	220,000	239,954
International Lease Finance Corp., Senior Notes	8.250%	12/15/20	330,000	396,000
International Lease Finance Corp., Senior Secured Notes	6.750%	9/1/16	670,000	670,000	(a)
International Lease Finance Corp., Senior Secured Notes	7.125%	9/1/18	1,200,000	1,323,108	(a)

Total Diversified Financial Services				5,020,449

Insurance - 3.7%
American Equity Investment Life Holding Co., Senior Notes	6.625%	7/15/21	90,000	94,950
American International Group Inc., Senior Notes	6.400%	12/15/20	1,000,000	1,178,373
Delphi Financial Group Inc., Senior Notes	7.875%	1/31/20	290,000	333,683
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	330,000	330,825	(a)
Liberty Mutual Group Inc., Junior Subordinated Bonds	7.800%	3/15/37	330,000	383,625	(a)
Liberty Mutual Insurance Co., Subordinated Notes	7.875%	10/15/26	840,000	1,087,315	(a)
MetLife Inc., Senior Notes	6.817%	8/15/18	1,300,000	1,434,752
Nationwide Mutual Insurance Co., Notes	9.375%	8/15/39	520,000	836,047	(a)
Teachers Insurance & Annuity Association of America, Notes	6.850%	12/16/39	1,050,000	1,452,555	(a)
Teachers Insurance & Annuity Association of America, Subordinated Notes	4.900%	9/15/44	660,000	755,005	(a)
Travelers Cos. Inc., Senior Notes	6.250%	6/15/37	400,000	562,604

Total Insurance				8,449,734

Thrifts & Mortgage Finance - 0.3%
Quicken Loans Inc., Senior Notes	5.750%	5/1/25	770,000	772,156	(a)

TOTAL FINANCIALS				72,565,643

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
HEALTH CARE - 3.8%
Biotechnology - 1.3%
AbbVie Inc., Senior Subordinated Notes	4.700%	5/14/45	$290,000	$324,208
Amgen Inc., Senior Bonds	4.663%	6/15/51	783,000	843,470	(a)
Celgene Corp., Senior Notes	5.000%	8/15/45	480,000	557,370
Gilead Sciences Inc., Senior Notes	5.650%	12/1/41	100,000	126,988
Gilead Sciences Inc., Senior Notes	4.500%	2/1/45	700,000	785,041
Gilead Sciences Inc., Senior Notes	4.750%	3/1/46	400,000	466,637

Total Biotechnology				3,103,714

Health Care Providers & Services - 1.1%
Aetna Inc., Senior Notes	4.375%	6/15/46	440,000	458,405
Catholic Health Initiatives, Secured Bonds	4.350%	11/1/42	60,000	59,969
Humana Inc., Senior Notes	7.200%	6/15/18	1,000,000	1,098,249
UnitedHealth Group Inc., Senior Notes	4.750%	7/15/45	220,000	273,306
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	590,000	567,875

Total Health Care Providers & Services				2,457,804

Pharmaceuticals - 1.4%
Actavis Funding SCS, Senior Notes	4.550%	3/15/35	790,000	853,474
Pfizer Inc., Senior Notes	7.200%	3/15/39	560,000	861,144
Wyeth LLC, Notes	5.950%	4/1/37	1,100,000	1,476,690
Zoetis Inc., Senior Notes	4.700%	2/1/43	40,000	42,855

Total Pharmaceuticals				3,234,163

TOTAL HEALTH CARE				8,795,681

INDUSTRIALS - 5.0%
Aerospace & Defense - 0.3%
Lockheed Martin Corp., Senior Notes	4.500%	5/15/36	50,000	58,068
Lockheed Martin Corp., Senior Notes	4.700%	5/15/46	520,000	625,418

Total Aerospace & Defense				683,486

Air Freight & Logistics - 0.4%
United Parcel Service Inc., Senior Notes	6.200%	1/15/38	700,000	1,026,070

Airlines - 1.2%
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	425,837	446,597	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	138,540	144,691
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	201,823	216,708
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	6.545%	2/2/19	145,719	154,367
Continental Airlines Inc., Pass-Through Certificates, Senior Secured Notes	7.250%	11/10/19	560,825	642,845
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	118,233	135,377
Delta Air Lines Inc., Pass-Through Certificates, Senior Secured Notes	7.750%	12/17/19	354,126	402,553
United Airlines Inc., Pass-Through Certificates, Secured Notes	9.750%	1/15/17	58,464	60,145
United Airlines Inc., Pass-Through Certificates, Senior Secured Notes	10.400%	11/1/16	36,993	37,454
US Airways, Pass-Through Trust, Senior Secured Bonds	5.900%	10/1/24	487,661	565,077

Total Airlines				2,805,814

Commercial Services & Supplies - 0.8%
Republic Services Inc., Senior Notes	5.500%	9/15/19	220,000	244,670
Taylor Morrison Communities Inc./Monarch Communities Inc., Senior Notes	5.250%	4/15/21	900,000	929,250	(a)
Waste Management Inc., Senior Notes	7.750%	5/15/32	500,000	726,162

Total Commercial Services & Supplies				1,900,082

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Construction & Engineering - 0.1%
Valmont Industries Inc., Senior Notes	6.625%	4/20/20	$180,000	$205,204

Industrial Conglomerates - 1.5%
General Electric Co., Junior Subordinated Bonds	5.000%	1/21/21	1,307,000	1,403,391	(b)(c)
General Electric Co., Senior Notes	5.875%	1/14/38	190,000	260,549
General Electric Co., Senior Notes	6.875%	1/10/39	1,018,000	1,555,595
General Electric Co., Subordinated Notes	5.300%	2/11/21	130,000	149,748

Total Industrial Conglomerates				3,369,283

Machinery - 0.2%
Caterpillar Inc., Senior Notes	4.750%	5/15/64	360,000	420,243

Road & Rail - 0.5%
CSX Corp., Senior Notes	3.950%	5/1/50	300,000	311,041
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	100,000	90,500	(a)
Florida East Coast Holdings Corp., Senior Notes	9.750%	5/1/20	40,000	36,000	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	50,000	51,750	(a)
Union Pacific Corp., Senior Notes	4.375%	11/15/65	530,000	589,108

Total Road & Rail				1,078,399

TOTAL INDUSTRIALS				11,488,581

INFORMATION TECHNOLOGY - 3.4%
Communications Equipment - 0.8%
Harris Corp., Senior Notes	5.550%	10/1/21	885,000	1,012,965
Harris Corp., Senior Notes	4.854%	4/27/35	430,000	482,485
Harris Corp., Senior Notes	5.054%	4/27/45	340,000	398,990

Total Communications Equipment				1,894,440

Electronic Equipment, Instruments & Components - 0.1%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	340,000	346,375

IT Services - 0.7%
First Data Corp., Senior Secured Notes	6.750%	11/1/20	91,000	94,677	(a)
Visa Inc., Senior Notes	4.300%	12/14/45	1,200,000	1,424,371

Total IT Services				1,519,048

Semiconductors & Semiconductor Equipment - 0.3%
Intel Corp., Senior Notes	4.900%	7/29/45	220,000	267,982
National Semiconductor Corp., Senior Notes	6.600%	6/15/17	360,000	375,683
QUALCOMM Inc., Senior Subordinated Notes	4.800%	5/20/45	80,000	91,446

Total Semiconductors & Semiconductor Equipment				735,111

Software - 0.8%
Microsoft Corp., Senior Notes	3.700%	8/8/46	1,670,000	1,739,950

Technology Hardware, Storage & Peripherals - 0.7%
Apple Inc., Senior Notes	3.850%	8/4/46	550,000	575,500
Diamond 1 Finance Corp./Diamond 2 Finance Corp., Senior Secured Notes	4.420%	6/15/21	1,010,000	1,057,210	(a)

Total Technology Hardware, Storage & Peripherals				1,632,710

TOTAL INFORMATION TECHNOLOGY				7,867,634

MATERIALS - 5.2%
Chemicals - 0.2%
Ecolab Inc., Senior Notes	5.500%	12/8/41	260,000	328,153

Metals & Mining - 4.8%
Alcoa Inc., Senior Notes	5.870%	2/23/22	1,200,000	1,305,000
Alcoa Inc., Senior Notes	5.125%	10/1/24	520,000	551,200
Barrick Gold Corp., Senior Notes	5.250%	4/1/42	1,200,000	1,319,388

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Metals & Mining - (continued)
BHP Billiton Finance USA Ltd., Subordinated Notes	6.750%	10/19/75	$780,000	$892,125	(a)(b)
Freeport-McMoRan Inc., Senior Notes	2.150%	3/1/17	140,000	140,175
Freeport-McMoRan Inc., Senior Notes	2.375%	3/15/18	140,000	138,425
Freeport-McMoRan Inc., Senior Notes	3.550%	3/1/22	100,000	87,750
Glencore Finance Canada Ltd., Senior Bonds	5.800%	11/15/16	1,200,000	1,208,459	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	180,000	180,983	(a)
Rio Tinto Finance USA Ltd., Senior Notes	9.000%	5/1/19	2,000,000	2,381,266
Southern Copper Corp., Senior Notes	5.375%	4/16/20	260,000	284,784
Steel Dynamics Inc., Senior Notes	6.125%	8/15/19	240,000	247,812
Vale Overseas Ltd., Senior Notes	4.375%	1/11/22	2,100,000	2,049,600
Yamana Gold Inc., Senior Notes	4.950%	7/15/24	140,000	142,924

Total Metals & Mining				10,929,891

Paper & Forest Products - 0.2%
Fibria Overseas Finance Ltd., Senior Notes	5.250%	5/12/24	510,000	528,462

TOTAL MATERIALS				11,786,506

REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Communications Sales & Leasing Inc., Senior Secured Notes	6.000%	4/15/23	90,000	93,825	(a)

Real Estate Management & Development - 0.3%
Security Capital Group Inc., Senior Notes	7.700%	6/15/28	460,000	637,241

TOTAL REAL ESTATE				731,066

TELECOMMUNICATION SERVICES - 7.5%
Diversified Telecommunication Services - 6.3%
AT&T Inc., Global Notes	5.600%	5/15/18	1,500,000	1,606,642
AT&T Inc., Senior Notes	4.500%	5/15/35	370,000	393,017
AT&T Inc., Senior Notes	5.550%	8/15/41	440,000	521,565
AT&T Inc., Senior Notes	4.750%	5/15/46	60,000	64,388
British Telecommunications PLC, Bonds	9.375%	12/15/30	2,000,000	3,263,416
Embarq Corp., Notes	7.995%	6/1/36	1,500,000	1,559,062
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	1,130,000	855,975
Koninklijke KPN NV, Senior Notes	8.375%	10/1/30	330,000	460,603
Telecom Italia SpA, Senior Notes	5.303%	5/30/24	830,000	858,012	(a)
Telefonica Emisiones SAU, Senior Notes	7.045%	6/20/36	140,000	188,334
Verizon Communications Inc., Senior Notes	5.150%	9/15/23	2,460,000	2,883,189
Verizon Communications Inc., Senior Notes	5.050%	3/15/34	300,000	343,097
Verizon Communications Inc., Senior Notes	5.012%	8/21/54	1,208,000	1,337,475

Total Diversified Telecommunication Services				14,334,775

Wireless Telecommunication Services - 1.2%
Rogers Communications Inc., Senior Notes	6.800%	8/15/18	1,000,000	1,099,137
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	360,000	397,800	(a)
Sprint Corp., Senior Notes	7.250%	9/15/21	680,000	675,750
Sprint Corp., Senior Notes	7.875%	9/15/23	120,000	117,239
Telefonica Europe BV, Senior Notes	8.250%	9/15/30	390,000	573,951

Total Wireless Telecommunication Services				2,863,877

TOTAL TELECOMMUNICATION SERVICES				17,198,652

UTILITIES - 7.3%
Electric Utilities - 5.9%
Berkshire Hathaway Energy Co., Bonds	6.125%	4/1/36	1,000,000	1,348,622
Berkshire Hathaway Energy Co., Senior Notes	5.750%	4/1/18	1,000,000	1,069,361
CenterPoint Energy Houston Electric LLC, Senior Secured Bonds	4.500%	4/1/44	530,000	635,754
Commonwealth Edison Co., First Mortgage Bonds	5.800%	3/15/18	600,000	641,938
Commonwealth Edison Co., First Mortgage Bonds	6.450%	1/15/38	600,000	856,633
Duke Energy Corp., Senior Notes	3.750%	9/1/46	680,000	689,890
Exelon Corp., Senior Notes	3.400%	4/15/26	1,050,000	1,108,493
FirstEnergy Corp., Notes	7.375%	11/15/31	3,040,000	3,980,464

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric Utilities - (continued)
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	$2,000,000	$1,602,500
Pacific Gas & Electric Co., Senior Notes	8.250%	10/15/18	600,000	682,594
Virginia Electric and Power Co., Senior Notes	8.875%	11/15/38	500,000	857,622

Total Electric Utilities				13,473,871

Gas Utilities - 0.8%
Southern Natural Gas Co., LLC, Senior Notes	8.000%	3/1/32	1,500,000	1,919,858

Independent Power and Renewable Electricity Producers - 0.6%
AES Corp., Senior Notes	8.000%	6/1/20	1,100,000	1,300,750

TOTAL UTILITIES				16,694,479

TOTAL CORPORATE BONDS & NOTES (Cost - $185,595,383)				210,643,208

MUNICIPAL BONDS - 0.4%
California - 0.1%
University of California Revenue, Taxable	4.062%	5/15/33	220,000	234,751

Illinois - 0.3%
Illinois State, GO, Build America Bonds-Taxable	6.725%	4/1/35	530,000	582,661

TOTAL MUNICIPAL BONDS (Cost - $823,146)				817,412

SENIOR LOANS - 0.3%
INDUSTRIALS - 0.3%
Commercial Services & Supplies - 0.3%
Nielsen Finance LLC, USD Term Loan B2 (Cost - $628,761)	3.504%	4/15/21	628,761	633,131	(d)(e)

SOVEREIGN BONDS - 2.4%
Argentina - 1.3%
Provincia de Buenos Aires, Senior Notes	9.125%	3/16/24	1,350,000	1,508,625	(a)
Republic of Argentina, Senior Notes	6.250%	4/22/19	340,000	362,780	(a)
Republic of Argentina, Senior Notes	7.500%	4/22/26	940,000	1,050,450	(a)

Total Argentina				2,921,855

Colombia - 0.2%
Republic of Colombia, Senior Bonds	5.625%	2/26/44	431,000	499,421

Ecuador - 0.5%
Republic of Ecuador, Senior Bonds	10.750%	3/28/22	960,000	986,400	(a)

Mexico - 0.4%
United Mexican States, Senior Notes	4.350%	1/15/47	950,000	982,063

TOTAL SOVEREIGN BONDS (Cost - $5,074,582)				5,389,739

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 0.7%
U.S. Government Obligations - 0.7%
U.S. Treasury Bonds	3.000%	11/15/45	5,000	5,828
U.S. Treasury Notes	1.625%	5/15/26	500,000	501,973
U.S. Treasury Notes	1.500%	8/15/26	1,090,000	1,083,102

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $1,594,125)				1,590,903

			SHARES
COMMON STOCKS - 0.6%
FINANCIALS - 0.6%
Banks - 0.6%
Citigroup Inc. (Cost - $1,474,006)			29,728	1,419,214

See Notes to Schedule of Investments.

WESTERN ASSET INVESTMENT GRADE DEFINED OPPORTUNITY TRUST INC.

Schedule of investments (unaudited) (cont’d)	August 31, 2016

SECURITY	RATE	SHARES	VALUE
PREFERRED STOCKS - 1.2%
FINANCIALS - 1.2%
Consumer Finance - 0.9%
GMAC Capital Trust I	6.602%	85,800	$2,167,308	(b)

Diversified Financial Services - 0.2%
Citigroup Capital XIII	7.122%	17,525	454,073	(b)

Insurance - 0.1%
Delphi Financial Group Inc.	7.376%	9,325	208,064	(b)

TOTAL PREFERRED STOCKS (Cost - $2,747,824)			2,829,445

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $197,937,827)			223,323,052

SHORT-TERM INVESTMENTS - 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $925,275)	0.260%	925,275	925,275

TOTAL INVESTMENTS - 98.0% (Cost - $198,863,102#)			224,248,327
Other Assets in Excess of Liabilities - 2.0%			4,685,147

TOTAL NET ASSETS - 100.0%			$228,933,474

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Security has no maturity date. The date shown represents the next call date.

(d)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(e)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

GO	— General Obligation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Investment Grade Defined Opportunity Trust Inc. (the “Fund”) was incorporated in Maryland on April 24, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income and then to liquidate and distribute substantially all of the Fund’s net assets to stockholders on or about December 2, 2024. As a secondary investment objective, the Fund will seek capital appreciation. There can be no assurance the Fund will achieve its investment objectives. The Fund seeks to achieve its investment objectives by investing, under normal market conditions, at least 80% of its net assets in investment grade corporate fixed-income securities of varying maturities.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Corporate Bonds & Notes	—	$210,643,208	—	$210,643,208
Municipal Bonds	—	817,412	—	817,412
Senior Loans	—	633,131	—	633,131
Sovereign Bonds	—	5,389,739	—	5,389,739
U.S. Government & Agency Obligations	—	1,590,903	—	1,590,903
Common Stocks	$1,419,214	—	—	1,419,214
Preferred Stocks	2,621,381	208,064	—	2,829,445

Total Long-Term Investments	$4,040,595	$219,282,457	—	$223,323,052

Short-Term Investments†	$925,275	—	—	$925,275

Total Investments	$4,965,870	$219,282,457	—	$224,248,327

Other Financial Instruments:
Futures Contracts	$55,543	—	—	$55,543
Forward Foreign Currency Contracts	—	$27	—	27

Total Other Financial Instruments	$55,543	$27	—	$55,570

Total	$5,021,413	$219,282,484	—	$224,303,897

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$23,088	—	—	$23,088
Forward Foreign Currency Contracts	—	$14,102	—	14,102
Centrally Cleared Credit Default Swaps on Credit Indices - Buy Protection	—	51,925	—	51,925
Centrally Cleared Interest Rate Swaps	—	330,087	—	330,087
OTC Credit Default Swaps on Corporate Issues - Buy Protection‡	—	16,852	—	16,852

Total	$23,088	$412,966	—	$436,054

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At August 31, 2016, securities valued at $208,064 were transferred from Level 1 to Level 2 within the fair value hierarchy because of the unavailability of a quoted price in an active market for an identical investment.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At August 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$26,942,365
Gross unrealized depreciation	(1,557,140)

Net unrealized appreciation	$25,385,225

At August 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	24	12/16	$4,470,430	$4,499,250	$28,820
Contracts to Sell:
U.S. Treasury 10-Year Notes	92	12/16	12,069,101	12,044,813	24,288
U.S. Treasury 5-Year Notes	20	12/16	2,427,435	2,425,000	2,435
U.S. Treasury Long-Term Bonds	45	12/16	7,643,786	7,666,874	(23,088)

					3,635

Net unrealized appreciation on open futures contracts					$32,455

At August 31, 2016, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	576,951	EUR	520,994	Bank of America N.A.	10/14/16	$(5,245)
INR	123,400	USD	1,802	Citibank N.A.	10/14/16	27
USD	1,030,394	EUR	930,000	Citibank N.A.	10/14/16	(8,857)

Total						$(14,075)

Abbreviations used in this table:

EUR	— Euro
INR	— Indian Rupee
USD	— United States Dollar

At August 31, 2016, the Fund had the following open swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAPS
CENTRAL COUNTERPARTY	NOTIONAL AMOUNT	TERMINATION DATE	PAYMENTS MADE BY THE FUND†	PAYMENTS RECEIVED BY THE FUND†	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange	$2,192,000	2/15/41	2.442% semi-annually	3-Month LIBOR quarterly	$(9,694)	$(330,087)

OTC CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - BUY PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	IMPLIED CREDIT SPREAD AT AUGUST 31, 2016[3]	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Goldman Sachs Group Inc. (PPG Industries Inc., 6.650%, due 3/15/18)	$856,423	3/20/19	0.22%	1.000% quarterly	$(16,852)	$(11,595)	$(5,257)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[1]
CENTRAL COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[4]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Chicago Mercantile Exchange (Markit CDX.NA.HY.26 Index)	$6,570,000	6/20/21	5.000% quarterly	$(291,281)	$(239,356)	$(51,925)

Notes to Schedule of Investments (unaudited) (continued)

[1]

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

[2]

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]

Implied credit spreads, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end, serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

[4]

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Investment Grade Defined Opportunity Trust Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	October 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	October 24, 2016